Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating leases [abstract]
Future minimum lease payments by the Group under non-cancellable operating leases

The future minimum lease payments by the Barclays Bank Group under non-cancellable operating leases are as follows:

	Barclays Bank Group
	2018		2017
	Property	Equipment	Property	Equipment
	£m	£m	£m	£m
Not more than one year	115	-	203	-
Over one year but not more than five years	258	-	476	9
Over five years	698	-	619	-
Total	1,071	-	1,298	9